Accrued payroll and other liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Summary of accrued payroll and other liabilities
Accrued payroll and other liabilities consist of the following at year end:

	2023	2022
Current:
Accrued payroll	$106,177	$99,463
Phantom RSU award liability	19,165	729
Accrued expenses	10,020	7,889
Other liabilities	7,125	7,246
	$142,487	$115,327
Non-current:
Phantom RSU award liability	$7,528	$11,236
Deferred revenues - Initial franchise fee	5,835	5,070
Deferred income	6,807	5,986
Security deposits	7,343	6,198
Other liabilities	—	291
	$27,513	$28,781